Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingencies [Line Items]
Long-term debt	CAD 359	CAD 469
2019 [member]
Disclosure of commitments and contingencies [Line Items]
Long-term debt	269
Bankers acceptances and prime rate loans [member]
Disclosure of commitments and contingencies [Line Items]
Long-term debt	253	CAD 329
Bankers acceptances and prime rate loans [member] | 2019 [member]
Disclosure of commitments and contingencies [Line Items]
Long-term debt	CAD 253